HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2024

Shares		Fair Value
	COMMON STOCKS — 99.7%
	ADVERTISING & MARKETING - 0.1%
1,683	Interpublic Group of Companies, Inc.	$ 53,233
744	Omnicom Group, Inc.	76,922
2,382	Stagwell, Inc.(a)	16,722
56	Trade Desk, Inc. (The), Class A(a)	6,140
		153,017
	ASSET MANAGEMENT - 0.6%
111	Affiliated Managers Group, Inc.	19,736
246	Ameriprise Financial, Inc.	115,573
341	Apollo Global Management, Inc.	42,594
144	Ares Management Corporation, Class A	22,441
203	Artisan Partners Asset Management, Inc., Class A	8,794
173	BlackRock, Inc.	164,265
1,008	Carlyle Group, Inc.	43,404
1,661	Charles Schwab Corporation	107,649
60	Cohen & Steers, Inc.	5,757
263	F&G Annuities & Life, Inc.	11,761
347	Federated Hermes, Inc., B	12,759
2,560	Franklin Resources, Inc.	51,584
2,956	Invesco Ltd.	51,907
247	LPL Financial Holdings, Inc.	57,460
468	OmniAb, Inc.(a)	1,980
74	OmniAb, Inc. - Earnout shares(a),(c),(d),(e)	110
646	Raymond James Financial, Inc.	79,109
100	StepStone Group, Inc., Class A	5,683
416	Stifel Financial Corporation	39,062
549	T Rowe Price Group, Inc.	59,803
526	TPG, Inc.	30,277
129	Victory Capital Holdings, Inc.	7,147
		938,855
	AUTOMOTIVE - 0.2%
68	Dorman Products, Inc.(a)	7,692
2,162	Goodyear Tire & Rubber Company(a)	19,134
1,052	Tesla, Inc.(a)	275,235
		302,061

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	BANKING - 2.8%
128	Ameris Bancorp	$ 7,986
446	Associated Banc-Corporation	9,607
19,628	Bank of America Corporation	778,838
227	Bank OZK	9,759
239	BankUnited, Inc.	8,709
147	BOK Financial Corporation	15,379
295	Cadence Bank	9,396
143	Cathay General Bancorp	6,142
9,933	Citigroup, Inc.	621,805
1,310	Citizens Financial Group, Inc.	53,802
199	Columbia Banking System, Inc.	5,196
440	Comerica, Inc.	26,360
172	Commerce Bancshares, Inc.	10,217
101	Cullen/Frost Bankers, Inc.	11,298
200	East West Bancorp, Inc.	16,548
1,535	Fifth Third Bancorp	65,759
9	First Citizens BancShares, Inc., Class A	16,569
251	First Hawaiian, Inc.	5,811
1,368	First Horizon Corporation	21,245
732	FNB Corporation	10,329
390	Fulton Financial Corporation	7,071
136	Glacier Bancorp, Inc.	6,215
191	Hancock Whitney Corporation	9,773
379	Hilltop Holdings, Inc.	12,189
239	Home BancShares, Inc.	6,475
3,019	Huntington Bancshares, Inc.	44,379
4,885	JPMorgan Chase & Company	1,030,050
3,250	KeyCorporation	54,438
296	M&T Bank Corporation	52,724
1,257	New York Community Bancorp, Inc.	14,116
419	Old National Bancorp	7,819
115	Pinnacle Financial Partners, Inc.	11,267
847	PNC Financial Services Group, Inc.	156,568
127	Prosperity Bancshares, Inc.	9,153

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	BANKING - 2.8% (Continued)
2,246	Regions Financial Corporation	$ 52,399
340	Simmons First National Corporation, Class A	7,324
96	SouthState Corporation	9,329
377	Synovus Financial Corporation	16,765
137	Texas Capital Bancshares, Inc.(a)	9,790
3,479	Truist Financial Corporation	148,797
99	UMB Financial Corporation	10,406
211	United Bankshares, Inc.	7,828
185	United Community Banks, Inc.	5,380
4,137	US Bancorp	189,184
1,411	Valley National Bancorp	12,784
147	WaFd, Inc.	5,123
253	Webster Financial Corporation	11,792
11,195	Wells Fargo & Company	632,405
185	Western Alliance Bancorp	16,001
128	Wintrust Financial Corporation	13,892
101	WSFS Financial Corporation	5,150
473	Zions Bancorp NA	22,335
		4,309,676
	BEVERAGES - 0.4%
250	Coca-Cola Company	17,965
1,473	Keurig Dr Pepper, Inc.	55,208
3,501	PepsiCo, Inc.	595,345
		668,518
	BIOTECH & PHARMA - 15.9%
654	4D Molecular Therapeutics, Inc.(a)	7,070
711	89bio, Inc.(a)	5,261
15,007	AbbVie, Inc.	2,963,582
945	Absci Corporation(a)	3,610
1,765	ACADIA Pharmaceuticals, Inc.(a)	27,146
690	ADMA Biologics, Inc.(a)	13,793
286	Agios Pharmaceuticals, Inc.(a)	12,707
383	Akero Therapeutics, Inc.(a)	10,988

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	BIOTECH & PHARMA - 15.9% (Continued)
948	Alector, Inc.(a)	$ 4,418
541	Alnylam Pharmaceuticals, Inc.(a)	148,791
552	Altimmune, Inc.(a)	3,389
4,976	Amgen, Inc.	1,603,317
2,206	Amicus Therapeutics, Inc.(a)	23,560
5,352	Amneal Pharmaceuticals, Inc.(a)	44,529
489	Amphastar Pharmaceuticals, Inc.(a)	23,731
158	AnaptysBio, Inc.(a)	5,293
231	ANI Pharmaceuticals, Inc.(a)	13,781
975	Apellis Pharmaceuticals, Inc.(a)	28,119
449	Apogee Therapeutics, Inc.(a)	26,374
615	Applied Therapeutics, Inc.(a)	5,228
745	Arbutus Biopharma Corporation(a)	2,868
254	Arcellx, Inc.(a)	21,212
296	Arcturus Therapeutics Holdings, Inc.(a)	6,870
457	Arcus Biosciences, Inc.(a)	6,988
690	Arcutis Biotherapeutics, Inc.(a)	6,417
2,480	Ardelyx, Inc.(a)	17,087
1,063	Arrowhead Pharmaceuticals, Inc.(a)	20,590
655	Arvinas, Inc.(a)	16,133
313	Astria Therapeutics, Inc.(a)	3,446
351	Avidity Biosciences, Inc.(a)	16,121
284	Axsome Therapeutics, Inc.(a)	25,523
505	Beam Therapeutics, Inc.(a)	12,373
1,216	BioCryst Pharmaceuticals, Inc.(a)	9,242
2,271	Biogen, Inc.(a)	440,211
623	Biohaven Ltd.(a)	31,131
1,608	BioMarin Pharmaceutical, Inc.(a)	113,026
547	Blueprint Medicines Corporation(a)	50,598
1,438	Bridgebio Pharma, Inc.(a)	36,611
27,448	Bristol-Myers Squibb Company	1,420,160
323	Cargo Therapeutics, Inc.(a)	5,959
236	Cassava Sciences, Inc.(a)	6,945
737	Catalyst Pharmaceuticals, Inc.(a)	14,652

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	BIOTECH & PHARMA - 15.9% (Continued)
555	Celldex Therapeutics, Inc.(a)	$ 18,864
435	CG oncology, Inc.(a)	16,413
555	Cogent Biosciences, Inc.(a)	5,994
413	Collegium Pharmaceutical, Inc.(a)	15,958
711	Corcept Therapeutics, Inc.(a)	32,905
511	Crinetics Pharmaceuticals, Inc.(a)	26,112
518	Cullinan Oncology, Inc.(a)	8,671
736	Cytek Biosciences Inc(a)	4,077
843	Cytokinetics, Inc.(a)	44,510
688	Day One Biopharmaceuticals, Inc.(a)	9,584
824	Denali Therapeutics, Inc.(a)	24,003
164	Dianthus Therapeutics, Inc.(a)	4,490
103	Disc Medicine, Inc.(a)	5,061
1,431	Dynavax Technologies Corporation(a)	15,941
306	Dyne Therapeutics, Inc.(a)	10,992
744	Edgewise Therapeutics, Inc.(a)	19,857
3,383	Eli Lilly & Company	2,997,135
326	Enliven Therapeutics, Inc.(a)	8,326
483	Evolus, Inc.(a)	7,825
2,551	Exelixis, Inc.(a)	66,198
588	EyePoint Pharmaceuticals, Inc.(a)	4,698
3,425	Geron Corporation(a)	15,550
14,148	Gilead Sciences, Inc.	1,186,168
253	GRAIL, Inc.(a)	3,481
1,004	Guardant Health, Inc.(a)	23,032
741	Halozyme Therapeutics, Inc.(a)	42,415
464	Harmony Biosciences Holdings, Inc.(a)	18,560
561	Ideaya Biosciences, Inc.(a)	17,772
9,036	ImmunityBio, Inc.(a)	33,614
473	Immunome, Inc.(a)	6,915
376	Immunovant, Inc.(a)	10,720
2,170	Incyte Corporation(a)	143,437
722	Innoviva, Inc.(a)	13,942
385	Insmed, Inc.(a)	28,105

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	BIOTECH & PHARMA - 15.9% (Continued)
701	Intellia Therapeutics, Inc.(a)	$ 14,406
680	Intra-Cellular Therapies, Inc.(a)	49,756
1,191	Ionis Pharmaceuticals, Inc.(a)	47,711
2,370	Iovance Biotherapeutics, Inc.(a)	22,254
3,903	Ironwood Pharmaceuticals, Inc.(a)	16,080
457	Janux Therapeutics, Inc.(a)	20,762
19,798	Johnson & Johnson	3,208,463
323	Keros Therapeutics, Inc.(a)	18,757
162	Krystal Biotech, Inc.(a)	29,489
547	Kura Oncology, Inc.(a)	10,688
384	Kymera Therapeutics, Inc.(a)	18,175
160	Ligand Pharmaceuticals, Inc., B(a)	16,014
464	Liquidia Technologies, Inc.(a)	4,640
164	Longboard Pharmaceuticals, Inc.(a)	5,466
3,405	Lyell Immunopharma, Inc.(a)	4,699
118	Madrigal Pharmaceuticals, Inc.(a)	25,042
1,824	MannKind Corporation(a)	11,473
2,631	Maravai LifeSciences Holdings, Inc.(a)	21,864
23,661	Merck & Company, Inc.	2,686,943
721	Mind Medicine MindMed, Inc.(a)	4,102
507	Mineralys Therapeutics, Inc.(a)	6,140
204	Mirum Pharmaceuticals, Inc.(a)	7,956
5,789	Moderna, Inc.(a)	386,879
670	Neumora Therapeutics, Inc.(a)	8,851
816	Neurocrine Biosciences, Inc.(a)	94,020
1,452	Novavax, Inc., Class A(a)	18,339
272	Nurix Therapeutics, Inc.(a)	6,112
419	Nuvalent, Inc.(a)	42,864
1,698	Nuvation Bio, Inc.(a)	3,888
789	Ocular Therapeutix, Inc.(a)	6,864
334	Olema Pharmaceuticals, Inc.(a)	3,988
8,112	Organon & Company	155,183
396	ORIC Pharmaceuticals, Inc.(a)	4,059
1,479	Pacira BioSciences, Inc.(a)	22,259

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	BIOTECH & PHARMA - 15.9% (Continued)
83,653	Pfizer, Inc.	$ 2,420,918
297	Phathom Pharmaceuticals, Inc.(a)	5,370
470	Pliant Therapeutics, Inc.(a)	5,269
109	Praxis Precision Medicines, Inc.(a)	6,272
226	Prestige Consumer Healthcare, Inc.(a)	16,295
879	Prime Medicine, Inc.(a)	3,402
260	Protagonist Therapeutics, Inc.(a)	11,700
741	PTC Therapeutics, Inc.(a)	27,491
2,048	Recursion Pharmaceuticals, Inc., Class A(a)	13,496
800	Regeneron Pharmaceuticals, Inc.(a)	840,992
735	REGENXBIO, Inc.(a)	7,710
893	Relay Therapeutics, Inc.(a)	6,322
1,020	REVOLUTION Medicines, Inc.(a)	46,257
339	Rhythm Pharmaceuticals, Inc.(a)	17,760
764	Rocket Pharmaceuticals, Inc.(a)	14,111
5,769	Royalty Pharma plc, Class A	163,205
1,121	Sage Therapeutics, Inc.(a)	8,094
2,803	Sana Biotechnology, Inc.(a)	11,660
713	Sarepta Therapeutics, Inc.(a)	89,047
1,066	Savara, Inc.(a)	4,520
904	Scholar Rock Holding Corporation(a)	7,241
306	Scilex Holding Company(a)	283
601	SIGA Technologies, Inc.	4,057
452	Silverback Therapeutics, Inc.(a)	6,554
616	SpringWorks Therapeutics, Inc.(a)	19,737
314	Spyre Therapeutics, Inc.(a)	9,235
284	Stoke Therapeutics, Inc.(a)	3,490
2,133	Summit Therapeutics, Inc.(a)	46,713
635	Supernus Pharmaceuticals, Inc.(a)	19,799
675	Syndax Pharmaceuticals, Inc.(a)	12,994
575	Tango Therapeutics, Inc.(a)	4,428
387	Tarsus Pharmaceuticals, Inc.(a)	12,728
826	TG Therapeutics, Inc.(a)	19,320
791	Travere Therapeutics, Inc.(a)	11,066

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	BIOTECH & PHARMA - 15.9% (Continued)
423	Twist Bioscience Corporation(a)	$ 19,111
324	Tyra Biosciences, Inc.(a)	7,617
528	Ultragenyx Pharmaceutical, Inc.(a)	29,330
346	United Therapeutics Corporation(a)	123,989
635	Vaxcyte, Inc.(a)	72,561
431	Vera Therapeutics, Inc.(a)	19,050
1,915	Vertex Pharmaceuticals, Inc.(a)	890,628
30,720	Viatris, Inc.	356,659
996	Viking Therapeutics, Inc.(a)	63,057
2,520	Vir Biotechnology, Inc.(a)	18,875
422	Viridian Therapeutics, Inc.(a)	9,601
824	Xencor, Inc.(a)	16,571
372	Y-mAbs Therapeutics, Inc.(a)	4,892
619	Zymeworks, Inc.(a)	7,768
		24,691,606
	CABLE & SATELLITE - 0.9%
34	Cable One, Inc.	11,893
794	Charter Communications, Inc., Class A(a)	257,320
25,128	Comcast Corporation, Class A	1,049,596
795	Liberty Broadband Corporation - Series A(a)	61,072
3,267	Liberty Latin America Ltd., Class C(a)	31,004
1,334	Sirius XM Holdings, Inc.	31,549
		1,442,434
	CHEMICALS - 6.9%
403	AdvanSix, Inc.	12,243
102	Air Products and Chemicals, Inc.	30,369
161	Albemarle Corporation	15,248
209	Ashland, Inc.	18,177
386	Axalta Coating Systems Ltd.(a)	13,969
60	Cabot Corporation	6,706
154	Celanese Corporation	20,938
17,487	CF Industries Holdings, Inc.	1,500,385
676	Chemours Company (The)	13,736
38,009	Corteva, Inc.	2,234,549

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	CHEMICALS - 6.9% (Continued)
1,615	CVR Partners, L.P.	$ 108,415
5,831	Dow, Inc.	318,548
5,724	DuPont de Nemours, Inc.	510,066
171	Eastman Chemical Company	19,143
5,481	Ecolab, Inc.	1,399,464
665	Element Solutions, Inc.	18,061
18,128	FMC Corporation	1,195,360
332	Hawkins, Inc.	42,320
2,777	Huntsman Corporation	67,203
322	Ingevity Corporation(a)	12,558
110	Innospec, Inc.	12,440
919	International Flavors & Fragrances, Inc.	96,431
15,306	LSB Industries, Inc.(a)	123,060
94,643	Mosaic Company (The)	2,534,540
418	PPG Industries, Inc.	55,368
75	Quaker Chemical Corporation	12,637
69	Rogers Corporation(a)	7,798
175	Sensient Technologies Corporation	14,039
183	Sherwin-Williams Company (The)	69,846
593	Westlake Corporation	89,122
		10,572,739
	COMMERCIAL SUPPORT SERVICES - 0.6%
684	ABM Industries, Inc.	36,088
3,519	ADT, Inc.	25,442
8,649	Advantage Solutions, Inc.(a)	29,666
3,806	Alight, Inc., Class A(a)	28,164
482	AMN Healthcare Services, Inc.(a)	20,432
208	ASGN, Inc.(a)	19,392
198	Barrett Business Services, Inc.	7,427
157	Brady Corporation, Class A	12,031
216	Brink's Company (The)	24,978
93	CBIZ, Inc.(a)	6,258
284	Cintas Corporation	58,470
76	Clean Harbors, Inc.(a)	18,370

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	COMMERCIAL SUPPORT SERVICES - 0.6% (Continued)
37	CorVel Corporation(a)	$ 12,095
31	CRA International, Inc.	5,435
772	Cross Country Healthcare, Inc.(a)	10,376
115	FTI Consulting, Inc.(a)	26,169
234	H&R Block, Inc.	14,871
159	Heidrick & Struggles International, Inc.	6,179
89	Huron Consulting Group, Inc.(a)	9,674
502	Insperity, Inc.	44,176
1,716	Kelly Services, Inc., Class A	36,740
170	Kforce, Inc.	10,447
212	Korn Ferry	15,951
2,085	ManpowerGroup, Inc.	153,288
267	Republic Services, Inc.	53,624
752	Robert Half International, Inc.	50,692
380	Stericycle, Inc.(a)	23,180
349	TriNet Group, Inc.	33,843
70	UniFirst Corporation	13,906
396	Waste Management, Inc.	82,210
		889,574
	CONSTRUCTION MATERIALS - 0.1%
230	Advanced Drainage Systems, Inc.	36,147
93	Carlisle Companies, Inc.	41,826
120	Knife River Corporation(a)	10,727
		88,700
	CONSUMER SERVICES - 0.0%(b)
279	Service Corp International	22,021
408	Upbound Group, Inc.	13,052
		35,073
	CONTAINERS & PACKAGING - 0.1%
149	AptarGroup, Inc.	23,868
1,289	Berry Global Group, Inc.	87,627
652	Sealed Air Corporation	23,668
62	UFP Technologies, Inc.(a)	19,635
		154,798

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	DATA CENTER REIT - 0.0%(b)
183	Digital Realty Trust, Inc.	$ 29,615
41	Equinix, Inc.	36,393
		66,008
	DIVERSIFIED INDUSTRIALS - 0.1%
683	3M Company	93,366
104	Dover Corporation	19,941
482	Emerson Electric Company	52,716
168	Illinois Tool Works, Inc.	44,028
50	ITT, Inc.	7,476
		217,527
	E-COMMERCE DISCRETIONARY - 0.7%
4,942	Amazon.com, Inc.(a)	920,843
1,396	Chewy, Inc.(a)	40,889
1,349	eBay, Inc.	87,833
		1,049,565
	ELECTRICAL EQUIPMENT - 0.3%
180	A O Smith Corporation	16,169
287	Acuity Brands, Inc.	79,037
54	Advanced Energy Industries, Inc.	5,683
102	AMETEK, Inc.	17,514
1,062	Amphenol Corporation, Class A	69,200
285	API Group Corporation(a)	9,411
100	Carrier Global Corporation	8,049
215	Fortive Corporation	16,970
103	Generac Holdings, Inc.(a)	16,365
36	Hubbell, Inc.	15,421
56	Itron, Inc.(a)	5,981
109	Keysight Technologies, Inc.(a)	17,323
443	Kimball Electronics, Inc.(a)	8,200
40	Littelfuse, Inc.	10,610
194	NEXTracker, Inc.(a)	7,271
354	Novanta, Inc.(a)	63,338
289	Otis Worldwide Corporation	30,039
116	Rockwell Automation, Inc.	31,141

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	ELECTRICAL EQUIPMENT - 0.3% (Continued)
282	Trimble, Inc.(a)	$ 17,509
208	Vertiv Holdings Company	20,694
281	Vontier Corporation	9,481
196	Watts Water Technologies, Inc., Class A	40,609
		516,015
	ENGINEERING & CONSTRUCTION - 0.4%
1,199	AECOM	123,821
26	Comfort Systems USA, Inc.	10,149
71	EMCOR Group, Inc.	30,568
28	Installed Building Products, Inc.	6,896
3,029	Jacobs Solutions, Inc.	396,495
63	NV5 Global, Inc.(a)	5,889
111	Quanta Services, Inc.	33,095
505	Tetra Tech, Inc.	23,816
		630,729
	ENTERTAINMENT CONTENT - 0.5%
84	AppLovin Corporation, Class A(a)	10,966
195	Electronic Arts, Inc.	27,971
768	Endeavor Group Holdings, Inc., Class A	21,934
2,307	Fox Corporation, Class B	89,512
2,242	Lions Gate Entertainment Corporation, Class A(a)	17,555
6,324	Paramount Global	138,243
93	Take-Two Interactive Software, Inc.(a)	14,295
3,300	Walt Disney Company (The)	317,427
13,056	Warner Bros Discovery, Inc.(a)	107,712
1,941	Warner Music Group Corporation	60,753
		806,368
	FOOD - 3.3%
2,146	B&G Foods, Inc.	19,056
2,407	Campbell Soup Company	117,750
17,146	Conagra Brands, Inc.	557,588
1,213	Darling Ingredients, Inc.(a)	45,075
6,153	Flowers Foods, Inc.	141,950
26,112	Fresh Del Monte Produce, Inc.	771,349

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	FOOD - 3.3% (Continued)
6,125	General Mills, Inc.	$ 452,331
3,255	Hain Celestial Group, Inc. (The)(a)	28,091
480	Hershey Company (The)	92,054
5,471	Ingredion, Inc.	751,880
196	J & J Snack Foods Corporation	33,736
6,348	J M Smucker Company (The)	768,743
160	John B Sanfilippo & Son, Inc.	15,090
4,926	Kellanova	397,577
69	Lancaster Colony Corporation	12,183
877	McCormick & Company, Inc.	72,177
795	Mission Produce, Inc.(a)	10,192
6,661	Mondelez International, Inc., A	490,716
1,055	Post Holdings, Inc.(a)	122,116
761	Simply Good Foods Company (The)(a)	26,460
828	TreeHouse Foods, Inc.(a)	34,759
1,457	Utz Brands, Inc.	25,789
3,888	WK Kellogg Company	66,524
		5,053,186
	FORESTRY, PAPER & WOOD PRODUCTS - 0.0%(b)
113	Boise Cascade Company	15,931
129	UFP Industries, Inc.	16,926
		32,857
	GAS & WATER UTILITIES - 0.6%
765	American States Water Company	63,717
3,940	American Water Works Company, Inc.	576,186
2,137	California Water Service Group	115,868
3,257	Essential Utilities, Inc.	125,622
352	Middlesex Water Company	22,964
1,325	SJW Group	76,996
210	York Water Company (The)	7,867
		989,220
	HEALTH CARE FACILITIES & SERVICES - 9.6%
187	Acadia Healthcare Company, Inc.(a)	11,858
15,203	AdaptHealth Corporation(a)	170,730

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 9.6% (Continued)
114	Addus HomeCare Corporation(a)	$ 15,165
5,090	agilon health, Inc.(a)	20,004
389	Amedisys, Inc.(a)	37,542
284	Astrana Health, Inc.(a)	16,455
8,967	BrightSpring Health Services, Inc.(a)	131,636
4,308	Brookdale Senior Living, Inc.(a)	29,251
4,176	Cardinal Health, Inc.	461,532
3,649	Catalent, Inc.(a)	221,020
2,145	Cencora, Inc.	482,797
6,836	Centene Corporation(a)	514,614
709	Charles River Laboratories International, Inc.(a)	139,652
67	Chemed Corporation	40,265
4,723	Cigna Group (The)	1,636,235
12,034	CVS Health Corporation	756,698
1,247	DaVita, Inc.(a)	204,421
1,190	Elevance Health, Inc.	618,800
1,179	Encompass Health Corporation	113,939
287	Ensign Group, Inc. (The)	41,276
7,709	Fortrea Holdings, Inc.(a)	154,180
2,030	Fulgent Genetics, Inc.(a)	44,112
2,633	Ginkgo Bioworks Holdings, Inc.(a)	21,459
3,744	HCA Healthcare, Inc.	1,521,673
2,846	Henry Schein, Inc.(a)	207,473
1,216	Humana, Inc.	385,156
3,220	IQVIA Holdings, Inc.(a)	763,043
5,980	Labcorp Holdings, Inc.	1,336,410
1,235	LifeStance Health Group, Inc.(a)	8,645
1,314	McKesson Corporation	649,668
172	Medpace Holdings, Inc.(a)	57,414
327	Molina Healthcare, Inc.(a)	112,671
131	National HealthCare Corporation	16,476
2,704	NeoGenomics, Inc.(a)	39,884
47,327	OPKO Health, Inc.(a)	70,517
1,785	Option Care Health, Inc.(a)	55,871

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 9.6% (Continued)
4,897	Owens & Minor, Inc.(a)	$ 76,834
870	Patterson Companies, Inc.	19,001
4,128	Pediatrix Medical Group, Inc.(a)	47,844
229	Pennant Group, Inc. (The)(a)	8,175
658	Premier, Inc., Class A	13,160
364	Progyny, Inc.(a)	6,101
6,022	Quest Diagnostics, Inc.	934,916
1,833	RadNet, Inc.(a)	127,192
4,448	Select Medical Holdings Corporation	155,102
566	SI-BONE, Inc.(a)	7,913
1,737	Surgery Partners, Inc.(a)	56,001
1,513	Teladoc Health, Inc.(a)	13,889
2,972	Tenet Healthcare Corporation(a)	493,946
2,482	UnitedHealth Group, Inc.	1,451,175
1,393	Universal Health Services, Inc., Class B	319,011
94	US Physical Therapy, Inc.	7,955
		14,846,757
	HEALTH CARE REIT - 0.2%
629	Healthpeak Properties, Inc.	14,385
1,365	Ventas, Inc.	87,536
292	Welltower, Inc.	37,385
		139,306
	HOME & OFFICE PRODUCTS - 0.1%
3,430	Newell Brands, Inc.	26,342
1,062	Scotts Miracle-Gro Company (The)	92,076
643	Whirlpool Corporation	68,801
		187,219
	HOME CONSTRUCTION - 0.7%
554	Beazer Homes USA, Inc.(a)	18,930
20	Cavco Industries, Inc.(a)	8,565
295	Century Communities, Inc.	30,379
1,327	DR Horton, Inc.	253,151
448	Dream Finders Homes, Inc.(a)	16,222
134	Green Brick Partners, Inc.(a)	11,192

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	HOME CONSTRUCTION - 0.7% (Continued)
98	Hovnanian Enterprises, Inc.(a)	$ 20,028
511	KB Home	43,788
1,296	Lennar Corporation, Class B	224,130
184	LGI Homes, Inc.(a)	21,808
177	M/I Homes, Inc.(a)	30,331
355	Masco Corporation	29,799
210	Meritage Homes Corporation	43,065
8	NVR, Inc.(a)	78,494
812	PulteGroup, Inc.	116,546
118	Skyline Champion Corporation(a)	11,192
817	Taylor Morrison Home Corporation(a)	57,402
491	Toll Brothers, Inc.	75,855
683	Tri Pointe Homes, Inc.(a)	30,947
		1,121,824
	HOTEL REITS - 0.0%(b)
1,396	Host Hotels & Resorts, Inc.	24,570

	HOUSEHOLD PRODUCTS - 6.9%
837	Central Garden & Pet Company, Class A(a)	26,282
5,208	Church & Dwight Company, Inc.	545,382
2,220	Clorox Company (The)	361,660
19,770	Colgate-Palmolive Company	2,052,323
840	Coty, Inc., Class A(a)	7,888
1,430	Energizer Holdings, Inc.	45,417
597	Estee Lauder Companies, Inc. (The), Class A	59,515
27,900	Kenvue, Inc.	645,326
1,057	Kimberly-Clark Corporation	150,390
35,520	Procter & Gamble Company (The)	6,152,063
294	Quanex Building Products Corporation	8,159
207	Reynolds Consumer Products, Inc.	6,438
4,749	Spectrum Brands Holdings, Inc.	451,820
		10,512,663
	INDUSTRIAL INTERMEDIATE PROD - 0.0%(b)
81	AZZ, Inc.	6,691

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	INDUSTRIAL INTERMEDIATE PROD - 0.0%(b) (Continued)
75	Mueller Industries, Inc.	$ 5,558
278	Proto Labs, Inc.(a)	8,165
90	Timken Company	7,586
		28,000
	INDUSTRIAL REIT - 0.0%(b)
320	Prologis, Inc.	40,410

	INDUSTRIAL SUPPORT SERVICES - 0.3%
89	Applied Industrial Technologies, Inc.	19,859
246	Core & Main, Inc.(a)	10,922
557	Fastenal Company	39,781
197	Global Industrials, Co.	6,692
153	MSC Industrial Direct Company, Inc., Class A	13,167
1,990	Resideo Technologies, Inc.(a)	40,079
92	SiteOne Landscape Supply, Inc.(a)	13,884
11,464	Titan Machinery, Inc.(a)	159,693
193	U-Haul Holding Company(a)	14,954
27	United Rentals, Inc.	21,863
74	Watsco, Inc.	36,399
136	WESCO International, Inc.	22,845
75	WW Grainger, Inc.	77,911
		478,049
	INFRASTRUCTURE REIT - 0.0%(b)
242	American Tower Corporation, A	56,280
272	Crown Castle, Inc.	32,267
55	SBA Communications Corporation, A	13,239
		101,786
	INSTITUTIONAL FINANCIAL SERVICES - 1.2%
2,370	Bank of New York Mellon Corporation (The)	170,308
1,565	BGC Group, Inc., Class A	14,367
174	CME Group, Inc.	38,393
89	Evercore, Inc., Class A	22,547
1,014	Goldman Sachs Group, Inc. (The)	502,042
82	Houlihan Lokey, Inc.	12,958

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES - 1.2% (Continued)
188	Interactive Brokers Group, Inc., Class A	$ 26,200
301	Intercontinental Exchange, Inc.	48,353
984	Jefferies Financial Group, Inc.	60,565
481	Lazard, Inc.	24,233
135	Moelis & Company, Class A	9,249
5,177	Morgan Stanley	539,650
399	Nasdaq, Inc.	29,131
645	Northern Trust Corporation	58,069
39	Piper Sandler Cos	11,069
61	PJT Partners, Inc., Class A	8,134
238	SEI Investments Company	16,467
1,556	State Street Corporation	137,659
571	StoneX Group, Inc.(a)	46,753
42	Tradeweb Markets, Inc., Class A	5,194
45	Virtu Financial, Inc., Class A	1,371
		1,782,712
	INSURANCE - 2.5%
1,185	Aflac, Inc.	132,483
1,734	Allstate Corporation (The)	328,853
391	American Financial Group, Inc.	52,629
4,698	American International Group, Inc.	344,035
204	Arthur J Gallagher & Company	57,399
910	Assurant, Inc.	180,963
580	Brighthouse Financial, Inc.(a)	26,117
292	Brown & Brown, Inc.	30,251
451	Cincinnati Financial Corporation	61,390
130	CNA Financial Corporation	6,362
516	CNO Financial Group, Inc.	18,112
3,139	Corebridge Financial, Inc.	91,533
1,826	Equitable Holdings, Inc.	76,747
38	Erie Indemnity Company, Class A	20,513
5,892	Genworth Financial, Inc., Class A(a)	40,360
232	Globe Life, Inc.	24,571
255	Hanover Insurance Group, Inc.	37,768

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	INSURANCE - 2.5% (Continued)
1,350	Hartford Financial Services Group, Inc.	$ 158,774
278	Horace Mann Educators Corporation	9,716
402	Jackson Financial, Inc., Class A	36,674
565	Kemper Corporation	34,606
2,218	Lincoln National Corporation	69,889
1,052	Loews Corporation	83,161
50	Markel Group, Inc.(a)	78,429
842	Marsh & McLennan Companies, Inc.	187,842
415	Mercury General Corporation	26,137
3,903	MetLife, Inc.	321,919
1,581	Old Republic International Corporation	55,999
1,050	Principal Financial Group, Inc.	90,195
1,296	Progressive Corporation (The)	328,873
2,167	Prudential Financial, Inc.	262,424
350	Radian Group, Inc.	12,142
429	Reinsurance Group of America, Inc.	93,466
63	RLI Corporation	9,764
183	Ryan Specialty Holdings, Inc., Class A	12,149
74	Safety Insurance Group, Inc.	6,052
248	Selective Insurance Group, Inc.	23,138
1,072	Travelers Companies, Inc. (The)	250,977
244	Trupanion, Inc.(a)	10,243
354	United Fire Group, Inc.	7,409
345	Universal Insurance Holdings, Inc.	7,645
929	Unum Group	55,220
572	Voya Financial, Inc.	45,314
1,095	W R Berkley Corporation	62,119
5	White Mountains Insurance Group Ltd.	8,481
		3,878,843
	INTERNET MEDIA & SERVICES - 4.2%
158	Airbnb, Inc., Class A(a)	20,036
36,488	Alphabet, Inc., Class A	6,051,535
24	Booking Holdings, Inc.	101,091
412	Expedia Group, Inc.(a)	60,984

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	INTERNET MEDIA & SERVICES - 4.2% (Continued)
3,205	Getty Images Holdings, Inc.(a)	$ 12,211
122	GoDaddy, Inc., Class A(a)	19,127
258	IAC, Inc.(a)	13,886
329	Match Group, Inc.(a)	12,449
175	Netflix, Inc.(a)	124,122
19,286	Opendoor Technologies, Inc.(a)	38,572
989	Roku, Inc.(a)	73,839
484	TripAdvisor, Inc.(a)	7,013
64	VeriSign, Inc.(a)	12,157
550	Zillow Group, Inc., Class A(a)	34,062
		6,581,084
	LEISURE FACILITIES & SERVICES - 0.2%
49	Choice Hotels International, Inc.	6,385
216	Dave & Buster's Entertainment, Inc.(a)	7,355
274	Hilton Grand Vacations, Inc.(a)	9,952
155	Hilton Worldwide Holdings, Inc.	35,728
120	Hyatt Hotels Corporation, Class A	18,264
441	Live Nation Entertainment, Inc.(a)	48,285
24	Madison Square Garden Sports Corporation(a)	4,998
348	Marriott International, Inc., Class A	86,512
241	Marriott Vacations Worldwide Corporation	17,709
58	TKO Group Holdings, Inc.(a)	7,175
354	Travel + Leisure Company	16,312
55	Vail Resorts, Inc.	9,586
102	Wyndham Hotels & Resorts, Inc.	7,970
		276,231
	LEISURE PRODUCTS - 0.1%
93	Acushnet Holdings Corporation	5,929
230	Brunswick Corporation	19,279
144	Hasbro, Inc.	10,414
93	LCI Industries	11,210
428	Mattel, Inc.(a)	8,153
130	Polaris, Inc.	10,821
185	Thor Industries, Inc.	20,331

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	LEISURE PRODUCTS - 0.1% (Continued)
644	Topgolf Callaway Brands Corporation(a)	$ 7,071
159	Winnebago Industries, Inc.	9,239
		102,447
	MACHINERY - 4.1%
10,928	AGCO Corporation	1,069,414
672	Alamo Group, Inc.	121,047
359	Crane Company	56,823
223	Crane NXT Company	12,510
7,572	Deere & Company	3,160,024
95	Donaldson Company, Inc.	7,002
5,148	Enovis Corporation(a)	221,621
213	Esab Corporation	22,644
165	Flowserve Corporation	8,529
3,881	Franklin Electric Company, Inc.	406,806
449	Gates Industrial Corp plc(a)	7,880
70	Graco, Inc.	6,126
37	IDEX Corporation	7,937
131	Ingersoll Rand, Inc.	12,859
155	Lincoln Electric Holdings, Inc.	29,763
431	Lindsay Corporation	53,720
316	Middleby Corporation (The)(a)	43,965
21	Nordson Corporation	5,515
90	Parker-Hannifin Corporation	56,864
108	Regal Rexnord Corporation	17,915
33	Snap-on, Inc.	9,560
611	Stanley Black & Decker, Inc.	67,289
157	Tennant Company	15,078
286	Terex Corporation	15,132
5,569	Titan International, Inc.(a)	45,276
752	Toro Company (The)	65,221
4,784	Veralto Corporation	535,138
88	Xylem, Inc.	11,883
7,312	Zurn Elkay Water Solutions Corporation	262,793
		6,356,334

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 11.6%
1,265	10X Genomics, Inc., Class A(a)	$ 28,564
14,527	Abbott Laboratories	1,656,222
1,593	Agilent Technologies, Inc.	236,529
105	Align Technology, Inc.(a)	26,704
3,295	Alphatec Holdings, Inc.(a)	18,320
1,087	Artivion, Inc.(a)	28,936
1,032	AtriCure, Inc.(a)	28,937
3,165	Avanos Medical, Inc.(a)	76,055
8,834	Avantor, Inc.(a)	228,536
181	Axonics, Inc.(a)	12,598
33,898	Baxter International, Inc.	1,287,107
7,305	Becton Dickinson and Company	1,761,235
126	BioLife Solutions, Inc.(a)	3,155
398	Bio-Rad Laboratories, Inc., Class A(a)	133,163
1,352	Bio-Techne Corporation	108,065
13,330	Boston Scientific Corporation(a)	1,117,054
1,331	Bruker Corporation	91,919
555	Castle Biosciences, Inc.(a)	15,829
226	Celcuity, Inc.(a)	3,370
1,321	CONMED Corporation	95,006
297	Cooper Companies, Inc. (The)(a)	32,771
3,252	Danaher Corporation	904,121
1,003	DENTSPLY SIRONA, Inc.	27,141
2,801	DexCom, Inc.(a)	187,779
6,499	Edwards Lifesciences Corporation(a)	428,869
7,681	Embecta Corporation	108,302
915	Envista Holdings Corporation(a)	18,080
941	Exact Sciences Corporation(a)	64,101
2,413	Fluidigm Corporation(a)	4,657
16,526	GE HealthCare Technologies, Inc.	1,550,965
197	Glaukos Corporation(a)	25,665
1,231	Globus Medical, Inc., Class A(a)	88,066
1,252	Haemonetics Corporation(a)	100,636

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 11.6% (Continued)
5,035	Hologic, Inc.(a)	$ 410,151
930	ICU Medical, Inc.(a)	169,465
61	IDEXX Laboratories, Inc.(a)	30,818
1,094	Illumina, Inc.(a)	142,669
406	Inari Medical, Inc.(a)	16,743
102	Inspire Medical Systems, Inc.(a)	21,527
501	Insulet Corporation(a)	116,608
927	Integer Holdings Corporation(a)	120,510
6,469	Integra LifeSciences Holdings Corporation(a)	117,542
1,004	Intuitive Surgical, Inc.(a)	493,235
107	iRhythm Technologies, Inc.(a)	7,944
481	Lantheus Holdings, Inc.(a)	52,790
162	LeMaitre Vascular, Inc.	15,048
989	Masimo Corporation(a)	131,863
1,108	Merit Medical Systems, Inc.(a)	109,504
91	Mettler-Toledo International, Inc.(a)	136,473
1,638	MiMedx Group, Inc.(a)	9,681
746	Myriad Genetics, Inc.(a)	20,433
153	Natera, Inc.(a)	19,423
2,678	Orthofix Medical, Inc.(a)	41,830
308	OrthoPediatrics Corporation(a)	8,350
1,663	Paragon 28, Inc.(a)	11,109
342	Penumbra, Inc.(a)	66,454
257	Quanterix Corporation(a)	3,331
3,697	QuidelOrtho Corporation(a)	168,583
131	Repligen Corporation(a)	19,495
1,264	ResMed, Inc.	308,568
1,402	Revvity, Inc.	179,106
214	Soleno Therapeutics, Inc.(a)	10,805
3,749	Solventum Corporation(a)	261,380
4,780	Stryker Corporation	1,726,822
1,261	Tandem Diabetes Care, Inc.(a)	53,479
1,094	Teleflex, Inc.	270,568
2,149	Thermo Fisher Scientific, Inc.	1,329,307

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 11.6% (Continued)
1,234	Treace Medical Concepts, Inc.(a)	$ 7,157
211	Veracyte, Inc.(a)	7,182
398	Vericel Corporation(a)	16,816
292	Waters Corporation(a)	105,088
314	West Pharmaceutical Services, Inc.	94,250
6,309	Zimmer Biomet Holdings, Inc.	681,057
		18,011,621
	METALS & MINING - 0.0%(b)
603	A-Mark Precious Metals, Inc.	26,628

	MORTGAGE FINANCE - 0.0%(b)
2,312	Rithm Capital Corporation	26,241

	MULTI ASSET CLASS REIT - 0.0%(b)
429	Vornado Realty Trust	16,903
177	WP Carey, Inc.	11,027
		27,930
	OFFICE REIT - 0.0%(b)
129	Alexandria Real Estate Equities, Inc.	15,319
300	BXP, Inc.	24,138
		39,457
	PUBLISHING & BROADCASTING - 0.1%
151	New York Times Company (The), Class A	8,406
1,581	News Corporation, Class B	44,189
119	Nexstar Media Group, Inc.	19,677
290	Scholastic Corporation	9,283
930	TEGNA, Inc.	14,675
		96,230
	REAL ESTATE INVESTMENT TRUSTS - 0.1%
436	AvalonBay Communities, Inc.	98,209
652	Kimco Realty Corporation	15,139
		113,348

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	REAL ESTATE OWNERS & DEVELOPERS - 0.0%(b)
229	Howard Hughes Holdings, Inc.(a)	$ 17,731

	REAL ESTATE SERVICES - 0.2%
6,791	Anywhere Real Estate, Inc.(a)	34,498
1,405	CBRE Group, Inc., Class A(a)	174,895
4,967	Compass, Inc.(a)	30,348
1,077	eXp World Holdings, Inc.	15,175
264	Jones Lang LaSalle, Inc.(a)	71,231
146	Marcus & Millichap, Inc.	5,786
1,013	Newmark Group, Inc., Class A	15,732
		347,665
	RENEWABLE ENERGY - 0.4%
128	EnerSys	13,062
1,762	Enphase Energy, Inc.(a)	199,141
1,074	First Solar, Inc.(a)	267,899
10,631	Sunrun, Inc.(a)	191,996
		672,098
	RESIDENTIAL REIT - 0.6%
1,248	American Homes 4 Rent, Class A	47,911
1,625	Apartment Investment and Management Company(a)	14,690
374	Camden Property Trust	46,200
659	Equity LifeStyle Properties, Inc.	47,013
1,443	Equity Residential	107,445
206	Essex Property Trust, Inc.	60,857
614	Independence Realty Trust, Inc.	12,587
2,090	Invitation Homes, Inc.	73,693
450	Mid-America Apartment Communities, Inc.	71,505
559	Sun Communities, Inc.	75,548
1,168	UDR, Inc.	52,957
		610,406
	RETAIL - CONSUMER STAPLES - 1.8%
5,287	Albertsons Companies, Inc., A	97,704
179	Costco Wholesale Corporation	158,687
92	Five Below, Inc.(a)	8,128

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	RETAIL - CONSUMER STAPLES - 1.8% (Continued)
6,041	Kroger Company (The)	$ 346,149
818	SpartanNash Company	18,331
73	Sprouts Farmers Market, Inc.(a)	8,060
1,287	Target Corporation	200,592
36,157	Walgreens Boots Alliance, Inc.	323,967
20,838	Walmart, Inc.	1,682,669
		2,844,287
	RETAIL - DISCRETIONARY - 1.4%
48	Abercrombie & Fitch Company, Class A(a)	6,715
655	Advance Auto Parts, Inc.	25,538
434	American Eagle Outfitters, Inc.	9,717
18	AutoZone, Inc.(a)	56,701
735	Bath & Body Works, Inc.	23,461
147	Beacon Roofing Supply, Inc.(a)	12,705
4,234	Best Buy Company, Inc.	437,373
90	BlueLinx Holdings, Inc.(a)	9,488
181	Builders FirstSource, Inc.(a)	35,089
62	Burlington Stores, Inc.(a)	16,336
142	Dick's Sporting Goods, Inc.	29,635
120	Floor & Decor Holdings, Inc., Class A(a)	14,900
579	Foot Locker, Inc.	14,961
60	Freshpet, Inc.(a)	8,206
2,100	GameStop Corporation, Class A(a)	48,153
1,391	Gap, Inc. (The)	30,672
509	Genuine Parts Company	71,097
92	GMS, Inc.(a)	8,332
1,500	Home Depot, Inc. (The)	607,801
1,407	Lowe's Companies, Inc.	381,086
198	MarineMax, Inc.(a)	6,983
50	O'Reilly Automotive, Inc.(a)	57,580
254	Ross Stores, Inc.	38,230
989	Sally Beauty Holdings, Inc.(a)	13,421
834	TJX Companies, Inc. (The)	98,028
102	Tractor Supply Company	29,675

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	RETAIL - DISCRETIONARY - 1.4% (Continued)
60	Ulta Beauty, Inc.(a)	$ 23,347
220	Urban Outfitters, Inc.(a)	8,428
		2,123,658
	RETAIL REIT - 0.0%(b)
311	Brixmor Property Group, Inc.	8,664
63	Federal Realty Investment Trust	7,243
253	Realty Income Corporation	16,045
116	Regency Centers Corporation	8,379
261	Simon Property Group, Inc.	44,114
		84,445
	SELF-STORAGE REIT - 0.0%(b)
45	Extra Space Storage, Inc.	8,109
64	Public Storage	23,288
		31,397
	SEMICONDUCTORS - 2.9%
686	Advanced Micro Devices, Inc.(a)	112,559
195	Allegro MicroSystems, Inc.(a)	4,544
1,169	Amkor Technology, Inc.	35,771
262	Analog Devices, Inc.	60,305
1,172	Applied Materials, Inc.	236,803
707	Azenta, Inc.(a)	34,247
1,054	Broadcom, Inc.	181,815
68	Cirrus Logic, Inc.(a)	8,446
219	Coherent Corporation(a)	19,471
144	CTS Corporation	6,967
155	Diodes, Inc.(a)	9,934
285	Entegris, Inc.	32,071
101	FormFactor, Inc.(a)	4,646
832	GLOBALFOUNDRIES, Inc.(a)	33,488
109,652	Intel Corporation	2,572,437
146	IPG Photonics Corporation(a)	10,851
101	KLA Corporation	78,215
181	Lam Research Corporation	147,710
308	Marvell Technology, Inc.	22,213

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	SEMICONDUCTORS - 2.9% (Continued)
497	Microchip Technology, Inc.	$ 39,904
1,831	Micron Technology, Inc.	189,893
9	Monolithic Power Systems, Inc.	8,321
1,095	NVIDIA Corporation	132,977
609	ON Semiconductor Corporation(a)	44,219
36	Onto Innovation, Inc.(a)	7,472
198	Photronics, Inc.(a)	4,902
146	Qorvo, Inc.(a)	15,082
1,342	QUALCOMM, Inc.	228,207
71	Silicon Laboratories, Inc.(a)	8,205
314	Skyworks Solutions, Inc.	31,014
137	Synaptics, Inc.(a)	10,628
165	Teradyne, Inc.	22,098
728	Texas Instruments, Inc.	150,383
284	Ultra Clean Holdings, Inc.(a)	11,340
1,057	Vishay Intertechnology, Inc.	19,988
		4,537,126
	SOFTWARE - 3.0%
202	ACI Worldwide, Inc.(a)	10,282
139	Adobe, Inc.(a)	71,971
214	Akamai Technologies, Inc.(a)	21,603
29	ANSYS, Inc.(a)	9,240
65	Autodesk, Inc.(a)	17,906
113	Bentley Systems, Inc., Class B	5,742
54	Cadence Design Systems, Inc.(a)	14,636
417	Concentrix Corporation	21,371
165	Dayforce, Inc.(a)	10,106
83	Donnelley Financial Solutions, Inc.(a)	5,464
366	Dropbox, Inc., Class A(a)	9,307
578	Evolent Health, Inc., Class A(a)	16,346
276	Fortinet, Inc.(a)	21,404
681	Gen Digital, Inc.	18,680
69	Intuit, Inc.	42,849
8,522	Microsoft Corporation	3,667,018

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	SOFTWARE - 3.0% (Continued)
1,801	Oracle Corporation	$ 306,890
268	Oscar Health, Inc. - Class A(a)	5,684
63	Palo Alto Networks, Inc.(a)	21,533
67	Paycom Software, Inc.	11,160
39	Paylocity Holding Corporation(a)	6,434
963	Privia Health Group, Inc.(a)	17,536
39	PTC, Inc.(a)	7,046
902	R1 RCM, Inc.(a)	12,781
39	Roper Technologies, Inc.	21,701
444	Salesforce, Inc.	121,527
36	ServiceNow, Inc.(a)	32,198
464	SS&C Technologies Holdings, Inc.	34,433
50	Synopsys, Inc.(a)	25,320
394	Teradata Corporation(a)	11,954
15	Tyler Technologies, Inc.(a)	8,756
49	Veeva Systems, Inc., Class A(a)	10,284
2,628	Veradigm, Inc.(a)	25,492
88	Workday, Inc., Class A(a)	21,508
		4,666,162
	SPECIALTY FINANCE - 0.8%
1,869	Ally Financial, Inc.	66,518
1,194	American Express Company	323,813
1,707	Capital One Financial Corporation	255,589
754	Discover Financial Services	105,779
295	Enact Holdings, Inc.	10,717
1,842	Fidelity National Financial, Inc.	114,315
1,069	First American Financial Corporation	70,565
469	MGIC Investment Corporation	12,006
291	Mr. Cooper Group, Inc.(a)	26,824
625	OneMain Holdings, Inc.	29,419
277	PennyMac Financial Services, Inc.	31,570
241	PROG Holdings, Inc.	11,686
2,653	Rocket Companies, Inc.(a)	50,911
321	Stewart Information Services Corporation	23,992

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	SPECIALTY FINANCE - 0.8% (Continued)
2,164	Synchrony Financial	$ 107,940
2,031	UWM Holdings Corporation	17,304
94	Walker & Dunlop, Inc.	10,677
		1,269,625
	SPECIALTY REITS - 0.0%(b)
132	Iron Mountain, Inc.	15,686
103	Lamar Advertising Company, Class A	13,761
		29,447
	STEEL - 0.0%(b)
159	Commercial Metals Company	8,739
147	Olympic Steel, Inc.	5,733
155	Reliance, Inc.	44,827
		59,299
	TECHNOLOGY HARDWARE - 5.2%
14,612	Apple, Inc.	3,404,595
70	Arista Networks, Inc.(a)	26,867
324	Arrow Electronics, Inc.(a)	43,037
464	Avnet, Inc.	25,200
426	Benchmark Electronics, Inc.	18,880
301	Ciena Corporation(a)	18,539
4,932	Cisco Systems, Inc.	262,481
3,412	Corning, Inc.	154,052
2,073	Corsair Gaming, Inc.(a)	14,428
12,606	Dell Technologies, Inc., Class C	1,494,315
699	Diebold Nixdorf, Inc.(a)	31,217
114	Dolby Laboratories, Inc., Class A	8,724
81	F5, Inc.(a)	17,836
16,025	Hewlett Packard Enterprise Company	327,872
32,930	HP, Inc.	1,181,199
1,717	Jabil, Inc.	205,748
538	Juniper Networks, Inc.	20,971
83	Motorola Solutions, Inc.	37,319
855	NCR Atleos Corporation(a)	24,393
3,722	NCR Voyix Corporation(a)	50,508

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	TECHNOLOGY HARDWARE - 5.2% (Continued)
437	NetApp, Inc.	$ 53,974
180	Plexus Corporation(a)	24,608
215	Pure Storage, Inc., Class A(a)	10,802
678	Sanmina Corporation(a)	46,409
563	Sonos, Inc.(a)	6,919
1,299	Stratasys Ltd.(a)	10,795
67	Super Micro Computer, Inc.(a)	27,899
763	TD SYNNEX Corporation	91,621
740	TTM Technologies, Inc.(a)	13,505
41	Ubiquiti, Inc.	9,091
812	ViaSat, Inc.(a)	9,695
740	Vizio Holding Corporation, Class A(a)	8,266
2,330	Western Digital Corporation(a)	159,116
3,870	Xerox Holdings Corporation	40,171
138	Zebra Technologies Corporation, Class A(a)	51,104
		7,932,156
	TECHNOLOGY SERVICES - 1.6%
320	Amdocs Ltd.	27,994
3,029	Amentum Holdings, Inc.(a)	97,685
373	Automatic Data Processing, Inc.	103,220
1,245	Block, Inc., Class A(a)	83,577
129	Broadridge Financial Solutions, Inc.	27,739
533	CDW Corporation	120,618
1,600	Cognizant Technology Solutions Corporation, Class A	123,488
70	Coinbase Global, Inc., Class A(a)	12,472
5,271	Conduent, Inc.(a)	21,242
244	CoStar Group, Inc.(a)	18,407
5,352	DXC Technology Company(a)	111,054
106	EPAM Systems, Inc.(a)	21,097
85	Equifax, Inc.	24,978
196	Euronet Worldwide, Inc.(a)	19,449
307	ExlService Holdings, Inc.(a)	11,712
24	FactSet Research Systems, Inc.	11,036
5	Fair Isaac Corporation(a)	9,718

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	TECHNOLOGY SERVICES - 1.6% (Continued)
647	Fidelity National Information Services, Inc.	$ 54,186
485	Fiserv, Inc.(a)	87,130
95	Gartner, Inc.(a)	48,142
482	Global Payments, Inc.	49,366
95	ICF International, Inc.	15,845
97	Insight Enterprises, Inc.(a)	20,893
1,847	International Business Machines Corporation	408,336
71	Jack Henry & Associates, Inc.	12,534
261	John Wiley & Sons, Inc., Class A	12,593
4,359	Kyndryl Holdings, Inc.(a)	100,170
358	Mastercard, Inc., Class A	176,781
414	MAXIMUS, Inc.	38,568
81	Moody's Corporation	38,442
40	Morningstar, Inc.	12,765
23	MSCI, Inc.	13,407
249	Paychex, Inc.	33,413
1,747	PayPal Holdings, Inc.(a)	136,319
91	S&P Global, Inc.	47,012
98	Shift4 Payments, Inc.(a)	8,683
324	Toast, Inc., Class A(a)	9,172
189	TransUnion	19,788
75	Verisk Analytics, Inc.	20,097
862	Visa, Inc., Class A	237,008
3,218	Western Union Company (The)	38,391
		2,484,527
	TELECOMMUNICATIONS - 2.5%
61,460	AT&T, Inc.	1,352,120
387	EchoStar Corporation, Class A(a)	9,605
1,881	Frontier Communications Parent, Inc.(a)	66,832
7,494	Globalstar, Inc.(a)	9,293
313	IDT Corporation, Class B	11,947
1,685	Iridium Communications, Inc.	51,308
26,039	Lumen Technologies, Inc.(a)	184,877
2,076	Telephone and Data Systems, Inc.	48,267

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	TELECOMMUNICATIONS - 2.5% (Continued)
2,832	T-Mobile US, Inc.	$ 584,412
634	United States Cellular Corporation(a)	34,648
32,121	Verizon Communications, Inc.	1,442,554
		3,795,863
	TRANSPORTATION & LOGISTICS - 0.2%
353	CSX Corporation	12,189
71	FedEx Corporation	19,431
1,442	GXO Logistics, Inc.(a)	75,085
125	Kirby Corporation(a)	15,304
30	Norfolk Southern Corporation	7,455
169	Ryder System, Inc.	24,640
156	Union Pacific Corporation	38,451
362	United Parcel Service, Inc., B	49,355
		241,910
	TRANSPORTATION EQUIPMENT - 0.1%
241	Cummins, Inc.	78,033

	WHOLESALE - CONSUMER STAPLES - 2.5%
39,917	Archer-Daniels-Midland Company	2,384,641
14,256	Bunge Global S.A.	1,377,700
1,362	Sysco Corporation	106,318
3,939	United Natural Foods, Inc.(a)	66,254
		3,934,913
	WHOLESALE - DISCRETIONARY - 0.1%
102	ePlus, Inc.(a)	10,031
1,345	LKQ Corporation	53,692
747	PC Connection, Inc.	56,346
21	Pool Corporation	7,913
1,200	ScanSource, Inc.(a)	57,636
		185,618

	TOTAL COMMON STOCKS (Cost $134,658,079)	154,354,582

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Shares		Fair Value
	RIGHT — 0.0%(b)
	NON-LISTED RIGHT - 0.0% (b)
56	ABIOMED, Inc. - CVR(a),(c),(d),(e)	$ 431
64	Albireo Pharma, Inc. CVR(a),(c),(d),(e)	138
322	Bristol-Myers Squibb Company CVR(a),(c),(d),(e)	225
336	Inhibrx, Inc. CVR(a),(c),(d),(e)	212
535	Novartis A.G. CVR(a),(c),(d),(e)	578
		1,584

	TOTAL RIGHT (Cost $868)	1,584

	TOTAL INVESTMENTS - 99.7% (Cost $134,658,947)	$ 154,356,166
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.3%	395,116
	NET ASSETS - 100.0%	$ 154,751,282

CVR	- Contingent Value Right
ETF	- Exchange-Traded Fund
L.P.	- Limited Partnership
LTD	- Limited Company
MSCI	- Morgan Stanley Capital International
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust
S.A.	- Société Anonyme

(a)	Non-income producing security.
(b)	Percentage rounds to less than 0.1%.
(c)	The value of this security has been determined in good faith under policies approved by the Board of Directors.
(d)	Restricted security.
(e)	Illiquid security. The total fair value of these securities as of September 30, 2024 was $1,694, represents less than 0.01% of net assets.